SUBSEQUENT EVENTS - Narrative (Details) - Potential ordinary share transactions € / shares in Units, € in Thousands	Feb. 26, 2021 EUR (€) € / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in Euro per share) | € / shares	€ 0.867
Dividends declared, aggregate amount | €	€ 160,000